DEBT AND CAPITAL LEASES - Debt issued and Capital Lease Obligations (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Debt and Capital Leases
Interest costs		$ 67.9	$ 63.5	$ 63.5
Interest costs capitalized		4.9	3.6	$ 3.0
Fair value of debt		1,600.0	1,310.0
Capital Lease Obligations
Capital Lease Obligations		25.0	$ 25.2
Mentor lease facility
Capital Lease Obligations
Term of lease financing for commercial facility	10 years
Capital Lease Obligations		20.0
Capital Lease Obligations, Noncurrent		18.0
Capital Lease Obligations, Current		$ 2.0